PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 6:-    PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2025	2024

Government authorities	$8,047	$9,656
Foreign currency derivative assets	22,128	13,144
Prepaid expenses	29,353	20,909
Receivables related to share-based awards (*)	3,004	72,265
Prepaid employee compensation related to business combination	15,415	—
Other current assets	18,305	12,603

	$96,252	$128,577

(*) Represent amounts due to the Company for tax payments made by the Company on behalf of employees and other beneficiaries in connection with the exercise of share-based awards.